Condensed consolidated statement of changes in equity - USD ($) $ in Millions	Share Capital	Share Premium account	Other reserves	Retained earnings	Total attributable to owners of the parent	Non-controlling interests.	Total
Equity at beginning of period at Dec. 31, 2020	$ 328	$ 7,971	$ 2,024	$ 5,299	$ 15,622	$ 16	$ 15,638
Profit for the period				2,111	2,111	1	2,112
Other comprehensive income/ loss				585	585		585
Transfer to other reserves			9	(9)
Dividends				(2,490)	(2,490)		(2,490)
Issue of Ordinary Shares		9			9		9
Share-based payments charge for the period				160	160		160
Settlement of share plan awards				(321)	(321)		(321)
Net movement		9	9	36	54	1	55
Equity at end of period at Jun. 30, 2021	328	7,980	2,033	5,335	15,676	17	15,693
Equity at beginning of period at Dec. 31, 2021	387	35,126	2,045	1,710	39,268	19	39,287
Profit for the period				746	746	2	748
Other comprehensive income/ loss				(713)	(713)	(2)	(715)
Transfer to other reserves			23	(23)
Dividends				(3,046)	(3,046)		(3,046)
Issue of Ordinary Shares		8			8		8
Share-based payments charge for the period				346	346		346
Settlement of share plan awards				(677)	(677)		(677)
Net movement		8	23	(3,367)	(3,336)		(3,336)
Equity at end of period at Jun. 30, 2022	$ 387	$ 35,134	$ 2,068	$ (1,657)	$ 35,932	$ 19	$ 35,951